FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	12 Months Ended
Jun. 30, 2020
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

Financial assets by category

				Mandatorily measured at fair
	Amortized cost			value through profit or loss
Financial asset	06/30/2020	06/30/2019	06/30/2018	06/30/2020	06/30/2019	06/30/2018
Cash and cash equivalents	4,813,012	3,450,873	2,215,103	22,346,409	—	—
Other financial assets	4,713,161	4,703,688	4,781,679	24,409,375	356,233	12,526
Trade receivables	73,546,633	59,236,377	52,888,427	—	—	—
Other receivables (*)	3,349,901	1,566,732	7,742,120	—	—	—
Total	86,422,707	68,957,670	67,627,329	46,755,784	356,233	12,526

(*)Advances expenses and tax balances are not included.

Schedule financial liabilities by category

Financial liabilities by category

				Mandatorily measured at fair
	Amortized cost			value through profit or loss
Financial liability	06/30/2020	06/30/2019	06/30/2018	06/30/2020	06/30/2019	06/30/2018
Trade and other payables	57,742,516	41,031,148	27,708,830	—	—	—
Borrowings	104,948,345	103,556,730	91,017,133	—	—	—
Convertible notes	43,029,834	—	—	—	—	—
Lease liability	1,109,812	—	—	—	—	—
Employee benefits and social security	5,044,630	5,357,218	4,411,713	—	—	—
Financed payment - Acquisition of business	—	2,826,611	22,874,609	—	—	—
Warrants	—	—	—	1,686,643	2,861,511	—
Total	211,875,137	152,771,707	146,012,285	1,686,643	2,861,511	—

Schedule of fair value by hierarchy

Measurement at fair value at 06/30/2020	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	22,346,409	—	—
Other investments	16,640,965	—	—
US Treasury bills	7,768,410	—	—

Financial liabilities valued at fair value
Private warrants	—	—	1,686,643

Measurement at fair value at 06/30/2019	Level 1	Level 2	Level 3

Financial assets at fair value
Other financial assets	356,233	—	—

Financial liabilities valued at fair value
Private warrants	—	—	2,861,511

Measurement at fair value at 06/30/2018	Level 1	Level 2	Level 3

Financial assets at fair value
Other financial assets	12,526	—	—

Schedule of changes in financial liabilities valued at fair value level 3

06/30/2020
As of the beginning of the year	2,861,511
Changes in finance results(1)	(1,174,868)
As of the end of the year	1,686,643

(1) The amount of the change in fair value is recognized in “Changes in fair value of financial assets or liabilities and other financial results”. See Note 7.5.

Schedule of contractual maturities of financial liabilities

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2020	months	months	years	five years	years
Trade and other payables	28,150,681	29,130,428	463,568	—	—
Borrowings	35,863,852	34,810,916	43,799,397	—	—
Convertible notes	—	—	43,029,834	—	—
Leasing liabilities	196,717	625,463	483,725	—	—
Total	64,211,250	64,566,807	87,776,524	—	—

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2019	months	months	years	five years	years
Trade and other payables	12,854,579	28,987,009	476,482	—	—
Borrowings	29,051,271	40,097,864	38,524,384	—	—
Financed payment - Acquisition of business	—	2,937,500	—	—	—
Total	41,905,850	72,022,373	39,000,866	—	—

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2018	months	months	years	five years	years
Trade and other payables	27,352,381	356,449	—	—	—
Borrowings	26,927,533	39,047,778	27,190,055	—	—
Financed payment - Acquisition of business	2,937,500	17,922,500	2,937,500	—	—
Total	57,217,414	57,326,727	30,127,555	—	—

Credit risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of loss allowances

						More	More		IAS 29
		More than	More than	More than	More than	than 120	than 180	More than	effect and
		15 days	30 days	60 days	90 days	days	days	365 days	Currency
June 30, 2020	Current	past due	past due	past due	past due	past due	past due	past due	conversion	Total
Expected Loss rate	0.25%	0.25%	0.31%	0.25%	0.29%	0.25%	0.25%	100.00%	—

Gross carrying amount-trade receivables	31,867,642	3,117,051	1,782,847	2,159,785	3,527,978	1,161,336	1,272,379	6,158,112	—	51,047,130

Loss allowance	78,756	7,703	5,598	5,338	10,363	2,870	3,144	6,158,112	(2,384,284)	3,887,600

Currency Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

Net foreign currency position	06/30/2020	06/30/2019	06/30/2018
Amount expressed in US$	(52,968,976)	(40,513,954)	(28,861,129)

Interest Rate Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

	06/30/2020	06/30/2019	06/30/2018
	Carrying	Carrying	Carrying
	amount	amount	amount
Fixed-rate instruments
Current financial liabilities	(62,490,975)	(69,126,607)	(82,888,890)
Non-current financial liabilities	(83,800,380)	(37,006,581)	(27,168,905)

Variable-rate instruments
Current financial liabilities	(1,230,760)	(177,213)	(2,643,628)
Non-current financial liabilities	(456,064)	(72,940)	(1,190,319)